American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2020

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.4%
Inflation-Adjusted Bond Fund G Class	6,607,900	81,805,802
NT Diversified Bond Fund G Class	47,236,447	541,802,045
NT High Income Fund G Class	9,923,498	91,891,588
Short Duration Inflation Protection Bond Fund G Class	17,974,885	191,073,032
		906,572,467
Domestic Equity Funds — 31.7%
NT Disciplined Growth Fund G Class	4,180,309	62,830,049
NT Equity Growth Fund G Class	7,695,832	85,500,690
NT Growth Fund G Class	4,668,936	93,378,716
NT Heritage Fund G Class	3,067,663	43,346,079
NT Large Company Value Fund G Class	20,092,558	208,359,829
NT Mid Cap Value Fund G Class	8,313,343	93,691,371
Small Cap Growth Fund G Class	968,895	22,623,694
Small Cap Value Fund G Class	3,353,537	22,669,911
Sustainable Equity Fund G Class	4,658,775	158,258,576
		790,658,915
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	2,970,722	30,657,852
Global Bond Fund G Class	20,275,278	212,079,410
International Bond Fund G Class(2)	4,396,459	61,110,783
		303,848,045
Money Market Funds — 10.1%
U.S. Government Money Market Fund G Class	252,339,967	252,339,967
International Equity Funds — 9.6%
NT Global Real Estate Fund G Class	2,340,140	23,073,779
NT International Growth Fund G Class	7,663,386	95,792,329
NT International Small-Mid Cap Fund G Class	939,898	11,382,166
NT International Value Fund G Class	13,428,949	108,103,043
		238,351,317
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,183,670,268)		2,491,770,711
OTHER ASSETS AND LIABILITIES†		2,382
TOTAL NET ASSETS — 100.0%		$2,491,773,093

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$41,075	$37,450	—	$3,281	$81,806	6,608	—	—
NT Diversified Bond Fund	269,873	265,757	$10,081	16,253	541,802	47,236	$(90)	$1,795
NT High Income Fund	46,940	49,012	1,600	(2,460)	91,892	9,923	(107)	1,001
Short Duration Inflation Protection Bond Fund	93,459	94,205	981	4,390	191,073	17,975	(1)	—
NT Disciplined Growth Fund	34,503	22,331	2,382	8,378	62,830	4,180	621	—
NT Equity Growth Fund	45,682	31,349	2,766	11,236	85,501	7,696	549	171
NT Growth Fund	50,799	25,148	4,401	21,833	93,379	4,669	2,133	—
NT Heritage Fund	23,574	12,577	2,591	9,786	43,346	3,068	326	—
NT Large Company Value Fund	107,655	86,929	7,502	21,278	208,360	20,093	505	546
NT Mid Cap Value Fund	48,715	41,521	5,216	8,671	93,691	8,313	298	296
Small Cap Growth Fund	12,567	8,320	1,487	3,224	22,624	969	188	—
Small Cap Value Fund	12,346	12,383	2,062	3	22,670	3,354	(290)	61
Sustainable Equity Fund	83,720	74,336	7,429	7,631	158,258	4,659	604	—
Emerging Markets Debt Fund	15,488	15,088	—	82	30,658	2,971	—	228
Global Bond Fund	104,420	104,933	2,398	5,124	212,079	20,275	5	—
International Bond Fund(3)	30,837	26,982	458	3,750	61,111	4,396	9	—
U.S. Government Money Market Fund	121,711	133,081	2,452	—	252,340	252,340	—	47
NT Global Real Estate Fund	12,745	10,362	484	451	23,074	2,340	21	—
NT International Growth Fund	49,371	30,959	1,478	16,940	95,792	7,663	332	—
NT International Small-Mid Cap Fund	6,558	3,668	285	1,441	11,382	940	41	—
NT International Value Fund	55,362	58,712	1,876	(4,095)	108,103	13,429	(90)	—
	$1,267,400	$1,145,103	$57,929	$137,197	$2,491,771	443,097	$5,054	$4,145
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.